Staff costs (Tables)	12 Months Ended
Dec. 31, 2017
Staff costs
Staff costs

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
Wages and salaries	€(46,677)	€(34,857)	€(33,676)
Social security costs	(9,081)	(7,328)	(7,328)
Pension costs	(2,175)	(1,728)	(1,456)
Other personnel costs	(16,465)	(9,617)	(4,574)
Total personnel costs	€(74,398)	€(53,530)	€(47,034)